NLT 2021-INV2 Trust ABS-15G

Exhibit 99.8

Data Compare Summary (Total)

Run Date - 7/19/2021 10:12:31 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	78	1,056	7.39%	1,096
Amortization Term	20	264	7.58%	1,096
Amortization Type	1	306	0.33%	1,096
Appraisal As-Is Value	17	29	58.62%	1,096
Appraisal Date	16	21	76.19%	1,096
Appraisal Effective Date	15	112	13.39%	1,096
Appraised Value	4	117	3.42%	1,096
As-Is Value Used For LTV Calculation	23	276	8.33%	1,096
Balloon Flag	1	35	2.86%	1,096
Borrower First Name	187	267	70.04%	1,096
Borrower Full Name	323	470	68.72%	1,096
Borrower Last Name	258	312	82.69%	1,096
Borrower SSN	143	208	68.75%	1,096
City	29	1,051	2.76%	1,096
Coborrower First Name	53	73	72.60%	1,096
Coborrower Last Name	52	73	71.23%	1,096
Coborrower SSN	32	41	78.05%	1,096
Contract Sales Price	164	260	63.08%	1,096
Cost Basis	6	46	13.04%	1,096
First Interest Rate Change Date	13	64	20.31%	1,096
First Payment Date	6	1,071	0.56%	1,096
Flood Insurance Annual Premium	11	14	78.57%	1,096
Flood Insurance Monthly Premium	0	1	0.00%	1,096
Hazard Insurance Annual Premium	3	5	60.00%	1,096
Hazard Insurance Monthly Premium	16	395	4.05%	1,096
Index Type	38	52	73.08%	1,096
Interest Only	79	312	25.32%	1,096
Interest Only Period	0	21	0.00%	1,096
Interest Rate Change Frequency	1	65	1.54%	1,096
Interest Rate Initial Cap	3	66	4.55%	1,096
Interest Rate Initial Floor	45	61	73.77%	1,096
Interest Rate Life Cap	5	90	5.56%	1,096
Interest Rate Life Floor	3	3	100.00%	1,096
Interest Rate Life Max	0	25	0.00%	1,096
Interest Rate Life Min	1	25	4.00%	1,096
Interest Rate Periodic Cap	1	66	1.52%	1,096
Interest Rate Periodic Floor	0	25	0.00%	1,096
Investor: Qualifying Total Debt Ratio	7	19	36.84%	1,096
Lien Position	0	285	0.00%	1,096
Lookback Period	0	29	0.00%	1,096
LTV Valuation Value	14	544	2.57%	1,096
Margin	6	91	6.59%	1,096
Maturity Date	30	1,065	2.82%	1,096
Monthly HOA Dues	19	294	6.46%	1,096
Monthly Taxes	30	395	7.59%	1,096
Next Interest Rate Change Date	1	25	4.00%	1,096
Note Date	5	283	1.77%	1,096
Occupancy	0	76	0.00%	1,096
Original As-Is LTV	2	6	33.33%	1,096
Original CLTV	14	562	2.49%	1,096
Original Interest Rate	20	1,068	1.87%	1,096
Original Interest Rate Period	0	25	0.00%	1,096
Original Loan Amount	7	1,049	0.67%	1,096
Original LTV	20	963	2.08%	1,096
Original P&I	18	192	9.38%	1,096
Original PITI	25	25	100.00%	1,096
Original PITIA	21	77	27.27%	1,096
Original Term	0	290	0.00%	1,096
Origination Channel	221	260	85.00%	1,096
Payment Frequency	0	19	0.00%	1,096
Prepayment Penalty	0	54	0.00%	1,096
Prepayment Penalty Period (months)	0	51	0.00%	1,096
Prepayment Terms	2	9	22.22%	1,096
Product Description	1	4	25.00%	1,096
Property Type	57	680	8.38%	1,096
Purpose	7	1,058	0.66%	1,096
Refi Purpose	37	821	4.51%	1,096
Representative FICO	79	966	8.18%	1,096
Rounding Factor	1	44	2.27%	1,096
State	3	1,064	0.28%	1,096
Street	257	1,065	24.13%	1,096
Subject Debt Service Coverage Ratio	117	547	21.39%	1,096
Total Cash-out	15	16	93.75%	1,096
Total PITIA	139	254	54.72%	1,096
Value Used For LTV Calculation	0	1	0.00%	1,096
Zip	8	1,061	0.75%	1,096
Total	2,830	22,715	12.46%	1,096